Investments	3 Months Ended
Mar. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investments	Investments

Available for Sale Securities
 The carrying amounts and fair values of our available for sale securities at March 31, 2019 and December 31, 2018 are as follows:

	March 31, 2019
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity securities available for sale:
Corporate debt securities	$17.5	$18.7	$0.8	$(2.0)	$17.5
Total	$17.5	$18.7	$0.8	$(2.0)	$17.5

	December 31, 2018
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity securities available for sale:
Corporate debt securities	$17.8	$18.8	$0.9	$(1.9)	$17.8
Total	$17.8	$18.8	$0.9	$(1.9)	$17.8

The cost basis of fixed maturity securities available for sale includes an adjustment for amortized premium or discount and other-than-temporary-impairment recognized in earnings since the date of purchase.
As of March 31, 2019 the fixed maturity securities in our investment portfolio had a maturity of greater than one year but less than five years. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
Net unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2019 and December 31, 2018 were as follows (in millions):

March 31, 2019	Less than 12 Months
	Fair	Unrealized
	Value	Losses
Corporate debt securities	$15.6	$(2.0)
Total temporarily impaired securities	$15.6	$(2.0)

December 31, 2018	Less than 12 Months
	Fair	Unrealized
	Value	Losses
Corporate debt securities	$10.4	$(1.9)
Total temporarily impaired securities	$10.4	$(1.9)

During the three months ended March 31, 2019, we incurred $0.3 million of other-than-temporary impairment charges relating to corporate debt securities which is included in Realized gains, net on the Condensed Consolidated Statements of Operations. The impairment recorded relates to a corporate debt holding which has experienced a prolonged period of declining earnings and which we are uncertain of our ability to recover our initial investment. All of the loss represents credit loss recognized in earnings and no portion of the loss was included in other comprehensive earnings. During the three months ended March 31, 2018, we incurred no other-than-temporary impairment charges relating to investment securities.
During the three months ended March 31, 2018, we sold equity securities for gross proceeds of $17.7 million, resulting in realized gains of less than $0.1 million.
As of March 31, 2019, we held $1.9 million of corporate debt securities for which an other-than-temporary impairment had been previously recognized. It is possible that future events may lead us to recognize potential future impairment losses related to our investment portfolio and that unanticipated future events may lead us to dispose of certain investment holdings and recognize the effects of any market movements in our results of operations.
Investments in Unconsolidated Affiliates
Investments in unconsolidated affiliates recorded using the equity method of accounting as of March 31, 2019 and December 31, 2018 consisted of the following (in millions):

	Ownership at March 31, 2019	March 31, 2019	December 31, 2018
Ceridian	23.3%	392.6	359.7
Dun & Bradstreet (defined below)	24.5%	478.2	—
Other	various	35.5	37.5
Total		$906.3	$397.2

Ceridian
Based on quoted market prices, the aggregate value of our ownership of Ceridian common stock is $1.7 billion as of March 31, 2019.
Summarized financial information for Ceridian for the relevant dates and time periods included in Investments in unconsolidated affiliates and Equity in earnings (losses) of unconsolidated affiliates in our Condensed Consolidated Balance Sheets and Statements of Operations, respectively, is presented below. LifeWorks Corporation Ltd. ("LifeWorks"), a former subsidiary of Ceridian, was distributed pro-rata to Ceridian shareholders contemporaneously with Ceridian's initial public offering in April 2018. On July 27, 2018, LifeWorks was sold. The results of Ceridian for the three months ended March 31, 2018 have been adjusted to remove the effects of the discontinued operations of LifeWorks as well as to reflect Ceridian's retrospective adoption of ASC Topic 606 and certain other accounting standards.

	March 31, 2019	December 31, 2018
	(In millions)
Total current assets before customer funds	$330.4	$330.6
Customer funds	4,559.7	2,603.5
Goodwill and other intangible assets, net	2,129.2	2,114.9
Other assets	239.8	198.8
Total assets	$7,259.1	$5,247.8
Current liabilities before customer obligations	$129.7	$149.9
Customer obligations	4,554.0	2,619.7
Long-term obligations, less current portion	662.1	663.5
Other long-term liabilities	226.5	199.2
Total liabilities	5,572.3	3,632.3
Equity	1,686.8	1,615.5
Total liabilities and equity	$7,259.1	$5,247.8

	Three months ended March 31, 2019	Three months ended March 31, 2018
	(In millions)
Total revenues	$203.7	$188.8
Earnings before income taxes	16.9	8.0
Net earnings	11.2	0.6

Dun & Bradstreet
On August 8, 2018, we entered into an agreement to partner with an investment consortium (the “Consortium”) including CC Capital Partners LLC and Thomas H. Lee Partners along with other investors to acquire DNB (the "DNB Acquisition"). Contemporaneously, DNB entered into an Agreement and Plan of Merger (the "Merger Agreement") by and between DNB, Star Parent, L.P. ("Star"), a Delaware limited partnership, and Star Merger Sub, Inc. ("Merger Sub"), a Delaware corporation and a wholly-owned subsidiary of Star, pursuant to which Merger Sub would merge with and into DNB (the "Merger"), with DNB (collectively with Star and its subsidiaries, "Dun & Bradstreet") continuing as the surviving company in the Merger.
On February 8, 2019, the DNB Acquisition closed and was financed through a combination of $2.1 billion of common equity financing provided by the Consortium and Black Knight, Inc., $1.1 billion of preferred equity from preferred equity sources and $4.0 billion of debt financing from various lenders. Of our previously disclosed $900.0 million commitment to purchase common equity of Dun & Bradstreet, we retained and funded a $505.6 million investment (the "Dun & Bradstreet Investment"), representing 24.5% of the outstanding common equity of Dun & Bradstreet, and syndicated the remainder to other investors. We funded the Dun & Bradstreet Investment through a combination of cash on hand and borrowings on the Margin Loan and FNF Revolver. On the closing date, the Company recorded income of $9.1 million for syndication fees from DNB which is recorded in Other income in our Condensed Consolidated Statement of Operations for the three months ended March 31, 2019. In April 2019, we syndicated an additional $2.6 million of our Dun & Bradstreet Investment to other investors resulting in a reduction in the Company's ownership to 24.3% of the outstanding common equity of Dun & Bradstreet.
Summarized financial information for Dun & Bradstreet for the relevant dates and time periods included in Investments in unconsolidated affiliates and Equity in earnings (losses) of unconsolidated affiliates in our Condensed Consolidated Balance Sheets and Statements of Operations, respectively, is presented below.
We historically reported our equity in earnings or loss of Dun & Bradstreet on a one quarter lag. We now receive financial information from Dun & Bradstreet timely and record our equity in its losses on a real-time basis. As noted in the discussion under the heading Change in Accounting Principle in Note A, we have retrospectively applied the change to our prior period financial statements, including as of and for the three month period ended March 31, 2019 included herein. Accordingly, our net earnings for the three month period ended March 31 , 2019 include the Company’s equity in Dun & Bradstreet’s losses for the period from February 8, 2019 (the date of the DNB Acquisition) through March 31, 2019. See Note A for further information on the impact of the change in accounting principle.

March 31, 2019
(In millions)
Total current assets	$420.7
Goodwill and other intangible assets, net	8,285.7
Other assets	454.6
Total assets	$9,161.0

Current liabilities	$778.0
Long-term debt	3,821.0
Other non-current liabilities	1,636.5
Total liabilities	6,235.5
Preferred equity	1,028.4
Total capital	1,897.1
Total liabilities and equity	$9,161.0

Period from February 8, 2019 to March 31, 2019
(In millions)
Total revenues	$174.1
Loss before income taxes	(111.6)
Net loss	(81.1)
Dividends attributable to preferred equity and noncontrolling interest expense	(18.3)
Net loss attributable to Dun & Bradstreet	(99.4)